Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation

14. TAXATION

a) Value‑added tax (“VAT”)

During the periods presented, the Group is subject to 16% or 13% VAT, when applicable, for online direct sales revenues from sales of electronic products, home appliance products and general merchandise products, and 6% for premium membership fees, third-party sellers’ commission fees, and financial services income earned from rendering services to its customers in the PRC.

The Group is also subject to surcharges on VAT payments according to PRC tax law.

b) Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

PRC

The Enterprise Income Tax (“EIT”) Law generally applies a statutory income tax rate of 25% to all enterprises but grants preferential tax treatment to qualified High and New Technology Enterprises (“HNTEs”) and Software Enterprises.

Beizhipiji qualified as an HNTE and is entitled for a preferential income tax rate of 15% from 2017 to 2019, and is subject to the statutory income tax rate of 25% for both 2020 and 2021.

Shenzhen Lexin Software qualified as Software Enterprises and is entitled to an income tax exemption for the years of 2017 and 2018, a preferential income tax rate of 10% for 2019, and is entitled to a preferential income tax rate of 12.5% for 2020 and 2021.

Shenzhen Dingsheng Technology qualify as a Software Enterprise and is entitled to an income tax exemption for the years of 2017 and 2018 and a preferential income tax rate of 12.5% from 2019 to 2021.

Beihai Aurora and Beihai Turing are entitled for a preferential income tax rate of 15% for China’s Western Development Strategy, in the meantime, the local tax bureau in Guangxi exempted 40% of the income based on 15% from 2018 to 2022. Therefore, Beihai Aurora and Beihai Turing applied a preferential income tax rate of 9% from 2018 to 2022, and 15% from 2023 to 2030.

The Group’s other PRC subsidiaries, the VIEs and the VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

PRC Withholding Tax on Dividends

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non‑resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with the PRC.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control of the entity is within the PRC. The implementation rules to the EIT Law provide that non‑resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed as resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.The components of the Group’s income before income tax expense for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands, except for percentages)
Income before income tax expense	2,706,511	685,609	2,769,534
Income/(Loss) from non-China operations	41,461	15,143	(30,047)
Income from China operations	2,665,050	670,466	2,799,581
Income tax expense applicable to China operations	411,959	90,629	428,267
Income tax expense applicable to non-China operations	—	—	7,151
Total income tax expense	411,959	90,629	435,418
Effective tax rate for China operations	15.5%	13.5%	15.3%
Effective tax rate for the Group	15.2%	13.2%	15.7%

The Group did not incur any interest and penalties related to potential underpaid income tax expenses.

Composition of income tax expense for the Group

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, the VIEs, and subsidiaries of the VIEs:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Current income tax expense	352,036	594,149	831,675
Deferred income tax expense	59,923	(503,520)	(396,257)
Income tax expense	411,959	90,629	435,418

The following table sets forth reconciliation between the statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group:

	For the Year Ended December 31,
	2019	2020	2021
Statutory EIT rate	25.0%	25.0%	25.0%
Change of tax position*	—	(2.4)%	—
Effect of tax holidays	(8.9)%	(9.6)%	(10.8)%
Tax effect of non-deductible expenses	(0.4)%	1.1%	0.9%
Changes in valuation allowance	**	(0.3)%	0.1%
Tax rate difference from statutory rate in other jurisdictions and others	(0.5)%	(0.6)%	0.5%
Effective tax rates for the Group	15.2%	13.2%	15.7%

* In the third quarter of 2020, RMB16.2 million income tax provision relating to 2019 was reversed as one subsidiary of the Group was certified to be qualified for using a preferential tax rate of 10% for 2019 annual tax clearance in this quarter.

** Less than 0.1%.

The following table sets forth the effect of tax holiday related to the Group:

	For the Year Ended December 31,
	2019	2020	2021
	(In thousands, except per share amount)
Tax holiday effect	239,732	66,110	299,578
Basic net income per share effect	0.67	0.18	0.81
Diluted net income per share effect	0.64	0.16	0.72

Deferred tax assets and deferred tax liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	For the Year Ended December 31,
	2020	2021
Deferred tax assets
- Deferred guarantee income and other accrued expenses	477,023	832,412
- Contingent guarantee liabilities	434,697	232,210
- Provision for credit losses	359,293	646,460
- Advertising expenses in excess of deduction limit	54,970	178
- Net operating loss carryforwards	13,649	21,919
Less: valuation allowance	(4,429)	(6,756)
Total deferred tax assets	1,335,203	1,726,423
Net deferred tax assets	747,332	1,176,878

The components of the deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2020	2021
Deferred tax liabilities
-Contract assets and service fees receivable	490,204	523,752
-Guarantee receivables	118,713	80,128
Total deferred tax liabilities	608,917	603,880
Net deferred tax liabilities	21,046	54,335

Movement of valuation allowance

	For the Year Ended December 31,
	2019	2020	2021
Balance at beginning of the year	(6,785)	(6,662)	(4,429)
Additions	(4,255)	(2,243)	(2,659)
Reversals	4,378	4,476	332
Balance at end of the year	(6,662)	(4,429)	(6,756)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more‑likely‑than‑not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more‑likely‑than‑not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group evaluates a variety of factors including the successful experiences in pre-tax deduction of provision for credit losses in previous years’ annual tax filings, and concluded that the deferred tax assets arose from provision for credit losses are more-likely-than-not to be realized. Therefore, no valuation allowance was provided for the provision for credit losses as of December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, the Group had net operating loss carryforwards of approximately RMB63.8 million and RMB107.2 million, respectively, which arose from the Group’s certain subsidiaries, the VIEs and the VIEs’ subsidiaries established in the PRC. As of December 31, 2020 and 2021, deferred tax assets arose from the net operating loss carryforwards amounted to RMB22.7 million and RMB41.9 million was provided for full valuation allowance respectively, while the remaining RMB41.1 million and RMB65.3 million is expected to be utilized prior to expiration considering future taxable income for respective entities. As of December 31, 2021, the net operating loss carryforwards of RMB7.2 million, RMB6.1 million, RMB8.7 million, RMB32.7 million and RMB52.4 million will expire in 2022, 2023, 2024, 2025 and 2026, respectively, if not utilized.

The Company intends to indefinitely reinvest all the undistributed earnings of the Company’s subsidiaries and the consolidated VIEs in China. The Group does not intend to have any of its PRC subsidiaries or the VIEs distribute any undistributed profits of such subsidiaries or the VIEs to their direct overseas parent companies, but rather intends that such profits will be permanently reinvested by such subsidiaries and the VIEs for their PRC operations. As of December 31, 2021, the unrecognized tax liabilities related to undistributed profits from the PRC subsidiaries and the VIEs was RMB694 million.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2021.